Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant judgments, estimates and assumptions
4.	Significant judgments, estimates and assumptions
The preparation of the financial statements of the Company and its subsidiaries requires management to make judgments and estimates and to adopt assumptions that affect the amounts presented referring to revenues, expenses, assets and liabilities at the financial statement date. Uncertainty about these assumptions and estimated could result in outcome that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
Significant assumptions about sources of uncertainty in future estimates and other significant sources at the reporting date that pose a significant risk of causing a material adjustment to the book value of assets and liabilities in the next fiscal year are described below:

4.1.	Measurement of loss allowance for expected credit losses

4.1.1.	Accounts receivable from card issuers
For Accounts receivable from card issuers, the Group uses a provision matrix to calculate ECLs. The provision rates are based on the internal credit rating that consider external information, such as ratings given by major rating agencies and forward-looking factors specific to the debtors and the economic environment.

4.1.2.	Trade accounts receivable
The provision rates are based on days past due for groupings of various client’s segments that have similar loss patterns (i.e., by product type, customer type and rating, and coverage by letters of credit and other forms of credit insurance).
The provision is initially based on the Group’s historical observed default rates. The Group calibrates to adjust the historical credit loss experience with forward-looking information every year. For instance, if forecast economic conditions (i.e., gross domestic product) are expected to deteriorate over the next year which can lead to an increased number of defaults, the historical default rates are adjusted. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of client’s actual default in the future. The information about the ECLs on the Group’s accounts receivable from card issuers and trade accounts receivable are disclosed in Notes 8 and 9 respectively.

4.2.	Property and equipment and intangible assets useful lives
Property and equipment and intangible assets include the preparation of estimates to determine the useful life for depreciation and amortization purposes. Useful life determination requires estimates in relation to the expected technological advances and alternative uses of assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and nature of future technological advances are difficult to predict.
In December 2018, the Group reviewed the useful lives of its Property and Equipment and verified that due to technology improvements and use, Pin Pads and POSs should depreciate faster than initially established. Therefore, the Group adjusted the useful life of this group of assets from 5 to 3 years. There is no evidence that indicated that other useful lives should be revised.
Based on past events and future expectations, the Group identified that Pin Pads and POSs have a residual value at the end of their estimated useful life of 30% of the initial cost, except those POSs that are utilized to the micro-merchant market. The Group identified that there is an active market and therefore, deducted the residual value of the initial cost of this group of assets to determine its depreciable cost.
The Group concluded that no additional change on the straight-line depreciation method or estimates was deemed necessary.
The effect of the change in the useful life mentioned above was treated in accordance with
IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
as required by
IAS 16 Property, Plant and Equipment
which resulted in an increase of R$ 4,602 in the depreciation expense in the 2018 consolidated statement of profit or loss.

4.3.	Share-based payments
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Group uses certain methodologies to estimate fair value which include the following:

•	estimation of fair value based on equity transactions with third parties close to the grant date;

•	other valuation techniques including option pricing models such as Black-Scholes.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.

4.4.	Impairment of non-financial assets
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. Intangible assets with indefinite useful lives and goodwill are tested for impairment annually at the level of the CGU, as appropriate, and when circumstances indicate that the carrying value may be impaired. Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use.
The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill and other intangibles with indefinite useful lives recognized by the Group. The key assumptions used to determine the recoverable amount for the different CGUs, including a sensitivity analysis, are disclosed and further explained in Note 13.
Technological obsolescence, suspension of certain services and other changes in circumstances that demonstrate the need for recording a possible impairment are also regarded in estimates.

4.5.	Deferred income tax and social contribution
Deferred tax assets are recognized for all unused tax losses to the extent that sufficient taxable profit will likely be available to allow the use of such losses. Significant judgment from management is required to determine the amount of deferred tax assets that can be recognized, based on the likely timing and level of future taxable profits, together with future tax planning strategies.

4.6.	Provisions for contingencies
Provisions for the judicial and administrative proceedings are recorded when the risk of loss of administrative or judicial proceeding is considered probable and the amounts can be reliably measured, based on the nature, complexity and history of lawsuits and the opinion of legal counsel internal and external.
Provisions are made when the risk of loss of judicial or administrative proceedings is assessed as probable and the amounts involved can be measured with sufficient accuracy, based on best available information. They are fully or partially reversed when the obligations cease to exist or are reduced. Given the uncertainties arising from the proceedings, it is not practicable to determine the timing of any outflow (cash disbursement).

4.7.	Provision for antifraud losses
A provision is recorded based on the estimated losses related to warranties provided by the Group in relation to the antifraud product sold to clients, under which the Group assumes the risk of losses related to any chargeback occurring within 120 days following the transaction date.
Management estimates the related provision for future losses based on historical losses information, as well as recent trends that might suggest that past cost information may differ from future losses. The assumptions made in relation to the current year are consistent with those in the prior year. Factors that could impact the estimated loss information include the success of the Group’s fraud prevention initiatives. As of December 31, 2019, this provision had a carrying amount of R$ 925
(2018-R$ 2,861)
and is recognized under Other liabilities.

4.8.	Consolidation of structured entities
The Group considers the FIDC AR1, FIDC AR2, FIDC TAPSO and FIDC SOMA to be structured entities as defined by IFRS 10. The Group holds all subordinated quotas issued by the FIDCs AR, representing approximately 10% of the total outstanding quotas, FIDC TAPSO representing approximately 99% and FIDC SOMA representing 100%, while third-party partners hold all senior and me
zzanine

quotas, representing approximately 90% of the total outstanding quotas of FIDCs AR and 1% of TAPSO.
The bylaws of these FIDCs were established by us at their inception, and grant us significant decision-making authority over these entities, such as the right to determine which credits rights are eligible to be acquired by these FIDCs. In addition, senior

and
me
zzanine

quota holders receive a remuneration and must be fully redeemed by us at the maturity date. As sole holders of the subordinated quotas, the Group is entitled to the full residual value of the entities, if any, and thus the Group has the rights to their variable returns.
In accordance with IFRS 10, the Group concluded it controls FIDC AR1, FIDC AR2, FIDC TAPSO and FIDC SOMA, therefore, they are consolidated in the Group’s financial statements. The senior and me
zzanine

quotas, when applicable, are accounted for as a financial liability under “Obligations to FIDC quota holders” and the remuneration paid to senior and me
zzanine

quota holders is recorded as interest expense. See Note 18 for further details.

4.9.	Fair value measurement of financial instruments
When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the DCF model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments.

4.10.	Leases - Estimating the incremental borrowing rate
The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).

4.11.	Equipment rental - Estimating the expected life of merchants
The recognition of revenue from equipment rental includes the preparation of estimates to determine the expected life of merchants, with the objective to recognize revenue on a straight-line basis and as a fixed monthly fee. The estimates are related to the average time that the merchant will process the transactions with Stone.